Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Sep. 30, 2023
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Advance from customers	16,902	12,770
Accrued payroll	11,853	11,211
VAT payable	7,292	3,591
Other payables	18,432	34,566
Total	54,479	62,138